Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Jun. 30, 2026
Weighted-average remaining lease term (years):
Operating leases	9 years 6 months 3 days
Weighted average discount rate:
Operating leases	4.00%